Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

6. Fair Value of Financial Instruments

Fair Value of Financial Assets

The fair values of the Company’s assets, including the money market funds, investments in marketable fixed income debt securities classified as cash and cash equivalents, and restricted cash measured on a recurring basis as of March 31, 2023 and December 31, 2022, respectively, are summarized in the following tables (in thousands):

	March 31, 2023				December 31, 2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds (1)	$—	$—	$—	$—	$2,612	$—	$—	$2,612
Total assets	$—	$—	$—	$—	$2,612	$—	$—	$2,612

(1)	Included as a component of cash and cash equivalents and restricted cash on the accompanying condensed consolidated balance sheet.

Fair Value of Financial Liabilities

The following tables summarize the Company’s convertible debt instruments as of March 31, 2023 and December 31, 2022, respectively (in thousands):

					Fair Value
As of March 31, 2023	Principal Amount	Unamortized Issuance Costs	Accrued Interest	Net Carrying Amount	Amount	Leveling
Baker Notes(1)(2)	93,318	—	—	93,318	23,800	Level 3
Adjuvant Notes(3)	22,500	(183)	4,516	26,833	—	N/A
December 2022 Notes(1)	2,308	—	—	2,308	3	Level 3
February and March 2023 Notes (1)	2,523	—	—	2,523	4	Level 3

							Fair Value
As of December 31, 2022	Principal Amount	Unamortized Issuance Costs	Accrued Interest	Redemption Amount	Amount Exchanged	Net Carrying Amount	Amount	Leveling
Baker Notes (1) (2)	$45,528	$—	$—	$—	$—	$45,528	$39,260	Level 3
Adjuvant Notes (3) (4)	22,500	(252)	4,020	—	—	26,268	—	N/A
May 2022 Notes (1)	16,376	—	1,101	4,369	(21,846)	—	—	N/A
December 2022 Notes (1)	2,308	—	—	—	—	2,308	156	Level 3

(1)	These liabilities are/were carried at fair value in the condensed consolidated balance sheets. As such, the principal and accrued interest was included in the determination of fair value. The related debt issuance costs were expensed.
(2)	The Baker Notes principal amount includes $7.1 million and $5.6 million of interest paid-in kind as of March 31, 2023, and December 31, 2022, respectively.
(3)	The Adjuvant Notes are recorded in the condensed consolidated balance sheets at their net carrying amount which includes principal and accrued interest, net of unamortized issuance costs.
(4)	The principal amount and accrued interest of the Adjuvant Notes are net of the 10% reduction in principal and interest of $2.5 million and $0.4 million, respectively, received in exchange for the issuance of Purchase Rights.

The following tables summarize the Company’s derivative liabilities as of March 31, 2023 and December 31, 2022 as discussed in Note 10- Stockholders’ Equity (Deficit) (in thousands):

	Fair Value
	March 31, 2023 (1)	December 31, 2022	Leveling
April and June 2020 Baker Warrants	$—	$1	Level 3
May 2022 Public Offering Warrant	6	303	Level 3
June 2022 Baker Warrants	3	170	Level 3
December 2022 Warrants	1	107	Level 3
February and March 2023 Warrants	6	—	Level 3
Purchase Rights	106	1,095	Level 3
Total Derivative Liabilities	$122	$1,676

(1)	As of March 31, 2023, all warrants issued by the Company are subject to liability accounting due to potential settlement in cash, an insufficient number of authorized shares and other adjustment mechanics. However, warrants with an exercise price greater than $2.50 per share were considered to be significantly out of the money as of March 31, 2023 and therefore the value ascribed to those warrants was considered to be de minimus and is therefore excluded from the above table.

Change in Fair Value of Level 3 Financial Liabilities

The following table summarizes the changes in Level 3 financial liabilities related to Term Notes, Baker Notes and December 2022 Notes, and February and March 2023 Notes measured at fair value on a recurring basis for the three months ended March 31, 2023 and 2022 (in thousands).

	Baker First Closing Notes	Baker Second Closing Notes	December 2022 Notes	February and March 2023 Notes
Balance at December 31, 2022	$23,556	$15,704	$156	$—
Balance at issuance	—	—	—	12
Change in fair value presented in the Condensed Consolidated Statements of Operations	—	—	(153)	(8)
Change in fair value presented in the Condensed Consolidated Statements of Comprehensive Operations	(9,276)	(6,184)	—	—
Balance at March 31, 2023	$14,280	$9,520	$3	$4

	Term Notes – January 2022 Notes	Term Notes – March 2022 Notes	Term Notes Total	Baker First Closing Notes	Baker Second Closing Notes	Baker Notes Total
Balance at December 31, 2021	$—	$—	$—	$49,030	$32,687	$81,717
Balance at issuance	116	149	265	—	—	—
Change in fair value presented in the Condensed Consolidated Statements of Operations	2	—	2	2,732	1,821	4,553
Change in fair value presented in the Condensed Consolidated Statements of Comprehensive Operations	—	—	—	(109)	(72)	(181)
Conversion of series B-2 convertible preferred stock	—	—	—	—	—	—
Balance at March 31, 2022	$118	$149	$267	$51,653	$34,436	$86,089

	Derivative Liabilities Previously Classified as Equity Instruments	May 2022 Public Offering Common Warrants	June 2022 Baker Warrants	December 2022 Warrants	February and March 2023 Warrants	Purchase Rights	Derivative Liabilities Total
Balance at December 31, 2022	$1	$303	$170	$107	$—	$1,095	$1,676
Balance at issuance	—	—	—	—	6	77	83
Exercises	—	(6)	—	—	—	(180)	(186)
Change in fair value presented in the condensed consolidated statements of operations	(1)	(291)	(167)	(106)	—	(886)	(1,451)
March 31, 2023	$—	$6	$3	$1	$6	$106	$122

	Derivative Liability – Convertible Preferred Stock Conversion Feature	Derivative Liability – January 2022 Warrants	Derivative Liability – March 2022 Warrants	Derivative Liabilities Total
Balance at December 31, 2021	$202	$—	$—	$202
Balance at issuance	—	4,562	6,025	10,587
Change in fair value presented in the Condensed Consolidated Statements of Operations	(83)	(705)	(2,132)	(2,920)
Change in fair value presented in the Condensed Consolidated Statements of Comprehensive Operations	—	—	—	—
Conversion of series B-2 convertible preferred stock	(27)	—	—	(27)
Balance at March 31, 2022	$92	$3,857	$3,893	$7,842

Valuation Methodology

Through June 30, 2022, the fair value of the Baker Notes issued, and the change in fair value of the Baker Notes at the reporting date, were determined using a Monte Carlo simulation-based model. The Monte Carlo simulation was used to take into account several embedded features and factors, including the future value of our common stock, a potential change of control event, the probability of meeting certain debt covenants, the maturity term of the Baker Notes, the probability of an event of voluntary conversion of the Baker Notes, the probability of the failure to meet the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi by June 30, 2023, and the probability of exercise of the put right and the probability of exercise of our call right.

The fair value of the Baker Notes are subject to uncertainty due to the assumptions that are used in the Monte Carlo simulation-based model. These factors include but are not limited to the future value of the Company’s common stock, the probability and timing of a potential change of control event, the probability of meeting certain debt covenants, the probability of an event of voluntary conversion of the Baker Notes, exercise of the put right, and exercise of the Company’s call right. The fair value of the Baker Notes is sensitive to these estimated inputs made by management that are used in the calculation.

Since the third quarter of 2022, the fair value of the Baker Notes issued as described in Note 4- Debt, and subsequent changes in fair value recorded at each reporting date, was determined by estimating the fair value of the Market Value of Invested Capital (“MVIC”) of the Company. This was estimated using forms of the cost and market approaches. In the Cost approach, an adjusted net asset value method was used to determine the net recoverable value of the Company, including an estimate of the fair of the Company’s intellectual property. The estimated fair value of the Company’s intellectual property was valued using a relief from royalty method which required management to make significant estimates and assumptions related to forecasts of future revenue, and the selection of the royalty (3.5%) and discount (19.0%) rates. The guideline public company method served as another valuation indicator. In this form of the Market approach, comparable market revenue multiples were elected and applied to the Company’s forward revenue forecast to ultimately derive a MVIC indication. If the resulting fair value from these approaches is not estimated as greater than the contractual payout, the fair value of the Baker Notes then becomes only the Company MVIC available for distribution to this first lien note holder.

January and March 2022 Notes

The fair value of the January and March 2022 Notes issued as described in Note 4- Debt, and subsequent changes in fair value recorded at each reporting date, was determined using a probability weighted expected return method (PWERM) model. PWERM was used to take into account several factors, including the future value of the Company’s common stock, a potential change of control event, the probability of meeting certain debt covenants, the maturity term of the January and March 2022 Notes, exercise of the put right, and exercise of the Company’s call right.

May 2022 Notes

The fair value of the May 2022 Notes issued as described in Note 4- Debt, and subsequent changes in fair value recorded at each reporting date, was determined using a PWERM model. PWERM was used to take into account several factors, including the future value of the Company’s common stock, a potential change of control event, the probability of meeting certain debt covenants, the maturity term of the January and March 2022 Notes, exercise of the put right, and exercise of the Company’s call right.

December 2022 Notes and February and March 2023 Notes

The fair value of the December 2022 Notes and February and March 2023 Notes issued as described in Note 4- Debt, were determined using a Black-Scholes option pricing model using typical inputs such as underlying market price of the Company’s common stock, the conversion/strike price, time to maturity of the December 2022 Notes and February and March 2023 Notes, guideline public company volatilities and a risk-free interest rate.

Purchase Rights

The Adjuvant Purchase Rights and the May Note Purchase Rights (collectively Purchase Rights) contain certain provisions that are outside the Company’s control under which the holders can force settlement in cash; as such, the Purchase Rights are recorded as derivative liabilities in the condensed consolidated balance sheets. The Purchase Rights are valued using an option pricing model (OPM), like a Black-Scholes Methodology with changes in the fair value being recorded in the condensed consolidated statements of operations. The assumptions used in the OPM are considered level 3 assumptions and include, but are not limited to, the market value of invested capital, the cumulative equity value of the Company as a proxy for the exercise price and the expected term the Purchase Rights will be held prior to exercise and a risk-free interest rate.

Warrants

The warrants contain certain provisions, which are outside the Company’s control, under which the holders can force settlement in cash, as such, the warrants are recorded as derivative liabilities in the condensed consolidated balance sheets. In accordance with ASC 815 - Derivatives and Hedging, certain warrants previously classified as equity instruments were determined to be liability classified (the Reclassified Warrants) due to the Company having an insufficient number of authorized shares as of March 31, 2023. The Company will continue to re-evaluate the classification of its warrants at each balance sheet to determine the proper balance sheet classification for them. The warrants are valued using an OPM based on the applicable assumptions, which include the exercise price of the warrants, time to expiration, expected volatility of our peer group, risk-free interest rate, and expected dividends. The assumptions used in the OPM are considered level 3 assumptions and include, but are not limited to, the market value of invested capital, the cumulative equity value of the Company as a proxy for the exercise price, the expected term the warrants will be held prior to exercise and a risk-free interest rate and probability of change of control event.

7. Fair Value of Financial Instruments

Fair Value of Financial Assets

The fair values of the Company’s assets, including the money market funds, investments in marketable fixed income debt securities classified as cash and cash equivalents, restricted cash, and Flex Note receivable, measured on a recurring basis are summarized in the following tables, as applicable (in thousands):

	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds (1)	$2,612	$2,612	$—	$—
Total assets	$2,612	$2,612	$—	$—

	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds (1)	$11,176	$11,176	$—	$—
Total assets	$11,176	$11,176	$—	$—

(1)	Included as a component of cash and cash equivalents and restricted cash on the consolidated balance sheet.

Fair Value of Financial Liabilities

The following table is a summary of the Company’s convertible debt instruments as of December 31, 2022 and 2021, respectively (in thousands).

	Principal	Unamortized Issuance	Accrued	Redemption	Amount	Net Carrying	Fair Value
As of December 31, 2022	Amount	Costs	Interest	Amount	Exchanged	Amount	Amount	Leveling
Baker Notes (1) (2)	$45,528	$—	$—	$—	$—	$45,528	$39,260	Level 3
Adjuvant Notes (3) (4)	22,500	(252)	4,020	—	—	26,268	—	N/A
May 2022 Notes (1)	16,376	—	1,101	4,369	(21,846)	—	—	N/A
Dec 2022 Notes (1)	2,308	—	—	—	—	2,308	156	Level 3

(1)	These liabilities are/were carried at fair value in the consolidated balance sheets. As such, the principal and accrued interest was included in the determination of fair value. The related debt issuance costs were expensed.
(2)	The Baker Notes principal amount includes $5.6 million of interest paid-in kind as of December 31, 2022.
(3)	The Adjuvant Notes are recorded in the consolidated balance sheets at their net carrying amount which includes principal and accrued interest, net of unamortized issuance costs.
(4)	The principal amount and accrued interest of the Adjuvant Notes are net of the 10% reduction in principal and interest of $2.5 million and $0.4 million, respectively, received in exchange for the issuance of Purchase Rights.

	Principal	Unamortized Issuance	Accrued	Net Carrying	Fair Value
As of December 31, 2021	Amount	Costs	Interest	Amount	Amount	Leveling
Baker Notes (1) (2)	$27,323	$—	$698	$28,021	$81,717	Level 3
Adjuvant Notes (3)	25,000	(146)	2,355	27,209	27,209	Level 3

(1)	These liabilities are/were carried at fair value in the consolidated balance sheets. As such, the principal and accrued interest was included in the determination of fair value. The related debt issuance costs were expensed.
(2)	The Baker Notes principal amount includes $2.3 million of interest paid-in kind as of December 31, 2021.
(3)	The Adjuvant Notes are recorded in the consolidated balance sheets at their net carrying amount which includes principal and accrued interest, net of unamortized issuance costs.

The following tables summarize the Company’s derivative liabilities as of December 31, 2022 and 2021 as discussed in Note 10- Stockholders’ Equity (Deficit) (in thousands):

	Fair Value
As of December 31, 2022(1)	Amount	Leveling
April and June 2020 Baker Warrants	$1	Level 3
May 2022 Public Offering Warrant	303	Level 3
June 2022 Baker Warrants	170	Level 3
December 2022 Warrants	107	Level 3
Purchase Rights	1,095	Level 3
Total Derivative Liabilities	$1,676

(1)	As of December 31, 2022, all warrants issued by the Company are subject to liability accounting due to potential settlement in cash, an insufficient number of authorized shares and other adjustment mechanics. However, warrants with an exercise price greater than $6.250 per share were considered to be significantly out of the money as of December 31, 2022 and therefore the value ascribed to those warrants was considered to be de minimus and is therefore excluded from the above table.

	Fair Value
As of December 31, 2021	Amount	Leveling
Derivative Liabilities - Convertible Preferred Stock	$202	Level 3

Change in Fair Value of Level 3 Financial Liabilities

The Baker Warrants, as discussed in Note 5- Debt, were determined to be classified as liabilities. Therefore, they were stated at fair value at issuance and subject to mark-to-market adjustments at each reporting date until a subsequent event occurs that would change their classification. They were considered Level 3 instruments because the fair value measurement was based, in part, on significant inputs not observed in the market.

The following table summarizes the changes in Level 3 financial liabilities related to Term Notes, Baker Notes and December 2022 Notes measured at fair value on a recurring basis for the years ended December 31, 2022 (in thousands).

	Term Notes - January 2022 Notes	Term Notes - March 2022 Notes	Term Notes - May 2022 Notes	Baker First Closing Notes	Baker Second Closing Notes	December 2022 Notes	Total
Balance at December 31, 2021	$—	$—	$—	$49,030	$32,687	$—	$81,717
Balance at issuance	116	149	447	—	—	156	868
Debt repayment	—	—	(5,892)	—	—	—	(5,892)
Change in fair value presented in the Condensed Consolidated Statements of Operations	4	2	10,251	1,189	792	—	12,238
Change in fair value presented in the Statements of Comprehensive Operations				(26,663)	(17,775)	—	(44,438)
Exchange of notes (noncash)	(120)	(151)	(4,806)	—	—	—	(5,077)
Balance at December 31, 2022	$—	$—	$—	$23,556	$15,704	$156	$39,416

The following table summarizes the changes in Level 3 financial liabilities related to Baker Notes measured at fair value on a recurring basis for the years ended December 31, 2021 (in thousands).

	Baker First Closing Notes	Baker Second Closing Notes	Total
Balance at December 31, 2020	$30,451	$20,301	$50,752
Initial liability at issuance	21,632	14,422	36,054
Change in fair value	(3,053)	(2,036)	(5,089)
Balance at December 31, 2021	$49,030	$32,687	$81,717

The following table summarizes the changes in Level 3 financial liabilities related to derivative liabilities measured at fair value on a recurring basis for the years ended December 31, 2022 (in thousands).

	Derivative Liability - Convertible Preferred Stock Conversion Feature	Derivative Liabilities Previously Classified as Equity Instruments	Derivative Liability - January 2022 Warrants	Derivative Liability - March 2022 Warrants	Derivative Liability - May 2022 Warrants	May 2022 Public Offering Common Warrants	May 2022 Public Offering Pre-Funded Warrants	June 2022 Baker Warrants	December 2022 Warrants	Purchase Rights	Derivative Liabilities Total
Balance at December 31, 2021	$202	$—	$—	$—	$—	$—	$—	$—	$—	$—	$202
Balance at issuance	—	—	4,562	6,025	1,613	18,074	4,633	70,238	107	6,284	111,536
Exercises	—	—	—	—	—	(12,086)	(4,633)	—	—	(1,007)	(17,726)
Change in fair value presented in the consolidated statements of operations	(83)	—	(4,562)	(6,025)	(1,613)	(5,685)	—	(70,068)	—	(4,182)	(92,218)
Conversion of series B-2 convertible preferred stock	(46)	—	—	—	—	—	—	—	—	—	(46)
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations.	—	1	—	—	—	—	—	—	—	—	1
May 2022 exchange transaction	(73)	—	—	—	—	—	—	—	—	—	(73)
Balance at December 31, 2022	$—	$1	$—	$—	$—	$303	$—	$170	$107	$1,095	$1,676

The following table summarizes the changes in Level 3 financial liabilities related to derivative liabilities measured at fair value on a recurring basis for the year ended December 31, 2021 (in thousands):

Derivative Liabilities
Beginning balance	$—
Initial liability at issuance	550
Conversion of series B-1 convertible preferred stock	(275)
Change in fair value presented in the consolidated statements of operations	(73)
Ending balance	$202

Valuation Methodology

Baker Notes

Through June 30, 2022, the fair value of the Baker Notes issued, and the change in fair value of the Baker Notes at the reporting date, were determined using a Monte Carlo simulation-based model. The Monte Carlo simulation was used to take into account several embedded features and factors, including the future value of our common stock, a potential change of control event, the probability of meeting certain debt covenants, the maturity term of the Baker Notes, the probability of an event of voluntary conversion of the Baker Notes, the probability of the failure to meet the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi by June 30, 2023, and the probability of exercise of the put right and the probability of exercise of our call right.

The fair value of the Baker Notes are subject to uncertainty due to the assumptions that are used in the Monte Carlo simulation-based model. These factors include but are not limited to the future value of the Company’s common stock, the probability and timing of a potential change of control event, the probability of meeting certain debt covenants, the probability of an event of voluntary conversion of the Baker Notes, exercise of the put right, and exercise of the Company’s call right. The fair value of the Baker Notes is sensitive to these estimated inputs made by management that are used in the calculation.

For the second half of 2022, the fair value of the Baker Notes issued as described in Note 5- Debt, and subsequent changes in fair value recorded at each reporting date, was determined by estimating the fair value of the Market Value of Invested Capital (“MVIC”) of the Company. This was estimated using forms of the cost and market approaches. In the Cost approach, an adjusted net asset value method was used to determine the net recoverable value of the Company, including an estimate of the fair of the Company’s intellectual property. The estimated fair value of the Company’s intellectual property was valued using a relief from royalty method which required management to make significant estimates and assumptions related to forecasts of future revenue, and the selection of the royalty (3.5%) and discount (19.0%) rates. The guideline public company method served as another valuation indicator. In this form of the Market approach, comparable market revenue multiples were elected and applied to the Company’s forward revenue forecast to ultimately derive a MVIC indication. If the resulting fair value from these approaches is not estimated as greater than the contractual payout, the fair value of the Baker Notes then becomes only the Company MVIC available for distribution to this first lien note holder.

January and March 2022 Notes

The fair value of the January and March 2022 Notes issued as described in Note 5- Debt, and subsequent changes in fair value recorded at each reporting date, were determined using a probability weighted expected return method (PWERM) model. PWERM was used to take into account several factors, including the future value of the Company’s common stock, a potential change of control event, the probability of meeting certain debt covenants, the maturity term of the January and March 2022 Notes, exercise of the put right, and exercise of the Company’s call right.

May 2022 Notes

The fair value of the May 2022 Notes issued as described in Note 5- Debt, and subsequent changes in fair value recorded at each reporting date, were determined using a PWERM model. PWERM was used to take into account several factors, including the future value of the Company’s common stock, a potential change of control event, the probability of meeting certain debt covenants, the maturity term of the January and March 2022 Notes, exercise of the put right, and exercise of the Company’s call right.

December 2022 Notes

The fair value of the December 2022 Notes issued as described in Note 5- Debt, were determined using an Black-Scholes option pricing model using typical inputs such as underlying market price of the Company’s common stock, the conversion/strike price, time to maturity of the December 2022 Notes, guideline public company volatilities and a risk-free interest rate.

Purchase Rights

The Adjuvant Purchase Rights and the May Note Purchase Rights (collectively Purchase Rights) contain certain provisions that are outside the Company’s control under which the holders can force settlement in cash; as such, the Purchase Rights are recorded as derivative liabilities in the consolidated balance sheets. The Purchase Rights are valued using an option pricing model (OPM), like a Black-Scholes Methodology with changes in the fair value being recorded in the consolidated statements of operations. The assumptions used in the OPM are considered level 3 assumptions and include, but are not limited to, the market value of invested capital, the cumulative equity value of the Company as a proxy for the exercise price and the expected term the Purchase Rights will be held prior to exercise and a risk-free interest rate.

Warrants

The warrants contain certain provisions, which are outside the Company’s control, under which the holders can force settlement in cash, as such, the warrants are recorded as derivative liabilities in the consolidated balance sheets. In accordance with ASC 815 - Derivatives and Hedging, certain warrants previously classified as equity instruments were determined to be liability classified (the Reclassified Warrants) due to the Company having an insufficient number of authorized shares as of December 31, 2022. The Company will continue to re-evaluate the classification of its warrants at each balance sheet to determine the proper balance sheet classification for them. The warrants are valued using an OPM based on the applicable assumptions, which include the exercise price of the warrants, time to expiration, expected volatility of our peer group, risk-free interest rate, and expected dividends. The assumptions used in the OPM are considered level 3 assumptions and include, but are not limited to, the market value of invested capital, the cumulative equity value of the Company as a proxy for the exercise price, the expected term the warrants will be held prior to exercise and a risk-free interest rate and probability of change of control event.